Balance Sheets - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash and bank balances	$ 19,072	$ 9,852
Prepayment	435
Other receivables and deposits	3,333	56,883
Deposit on mineral property		186,372
Total current assets	22,840	253,107
Non-Current Assets
Concession acquisition costs	236,749
Plant and equipment, net	19,725	55,714
TOTAL ASSETS	279,314	308,821
Current Liabilities
Other payables and accruals	114,726	15,171
Deferred rent		8,079
Amount due to related parties	1,996,164	1,743,719
Stock payable	59,530
Total liabilities	2,170,420	1,766,969
Commitments and contingencies
Stockholder's Deficit
Share capital (par value MYR 1 [approximately $0.31] per share; 600,000 shares authorized, issued and outstanding as of June 30, 2018 and 2017, respectively)	183,652	183,652
Additional Paid in Capital	286,884	162,986
Accumulated deficit	(2,379,433)	(1,919,729)
Accumulated Other Comprehensive Income	17,791	114,943
Total Stockholder's Deficit	(1,891,106)	(1,458,148)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 279,314	$ 308,821